INCOME TAXES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
SCHEDULE OF INCOME TAX PROVISION	The components of the income tax provision are:
	As of
	June 30, 2025	June 30, 2024
Current	$(170,825)	$(289,039)
Deferred	-	-
Total income tax provision	$(170,825)	$(289,039)

The components of the income tax provision are:

	As of
	Dcecmeber 31, 2024	December 31, 2023	December, 31, 2022
Current	$298,461	$344,853	$417,268
Deferred	(178,494)	-	-
Total income tax provision	$119,967	$344,853	$417,268

SCHEDULE OF STATUTORY INCOME TAX RATE AND EFFECTIVE INCOME TAX RATE

The reconciliations of the statutory income tax rate and the Company’s effective income tax rate are as follows:

	For the six months ended June 30,
	2025	2024
Net income before provision for income taxes	$(2,451,344)	$(24,208)
PRC statutory tax rate	25%	25%
Income tax at statutory tax rate	(612,835)	(6,052)

Additional deduction for R&D expenses	(188,480)
Effect of preferential tax of PRC subsidiary	37,849
Changes in valuation allowance	5,360	167,204
Effect of income tax rate differences in jurisdictions other than mainland China	690,514	120,809
Tax effect of non-deductible items	238,417	7,078
Income tax expense	$170,825	$289,039
Effective tax rates	(7)%	(1194)%

The reconciliations of the statutory income tax rate and the Company’s effective income tax rate are as follows:

	As of
	Dcecmeber 31 2024	December 31, 2023
Net (loss)income before provision for income taxes	$(725,874)	$1,331,324
PRC statutory tax rate	25%	25%
Income tax at statutory tax rate	(181,469)	332,831

Additional deduction for R&D expenses	(221,954)
Effect of preferential tax of PRC subsidiary	(39,143)
Changes in valuation allowance	265,614	4,305
Effect of income tax rate differences in jurisdictions other than mainland China*	252,879	450.00
Tax effect of non-deductible items	44,040	7,267
Income tax expense	$119,967	$344,853
Effective tax rates	(17)%	26%

SCHEDULE OF NET OPERATING LOSS CARRIED FORWARD

As of December 31, 2024 and 2023, the net operating loss carried forward is as follows:

	As of
	December 31, 2024	December 31, 2023
Deferred tax assets:
Net operating loss carried forward	437,806	-
Less: valuation allowance	261,846	-
Deferred tax assets, net	$175,960	-

SCHEDULE OF MOVEMENT OF VALUATION ALLOWANCE PROVISION FOR DEFERRED TAX ASSETS

The movement of valuation allowance provision for deferred tax assets is as follows:

	As of
	December 31 2024	December 31, 2023
Balance as of January 1,	-	-
Current year addition (reduction)	265,614	-
Exchange rate effect	(3,768)	-
Balance as of December 31,	261,846	-